SCHEDULE OF FUTURE MINIMUM LEASE PAYMENT UNDER NON-CANCELLABLE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2024	$ 121,726
2025	121,726
2026	121,726
2027 and thereafter	71,007
Total undiscounted cash flows	436,185
Less discounting	(58,476)
Present value of lease liabilities	377,709
Finance Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2024	448,505
2025	448,505
2026	270,395
2027 and thereafter	202,970
Total undiscounted cash flows	1,370,375
Less discounting	(169,445)
Present value of lease liabilities	$ 1,200,930